Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	ChargePoint Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39004
Entity Tax Identification Number	84-1747686
Entity Address, Address Line One	254 East Hacienda Avenue
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	408
Local Phone Number	841-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	CHPT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001777393
Amendment Flag	false